Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Secured bank borrowings are denominated in:
– Hong Kong Dollar	50,655	50,135	50,046
– Singapore Dollar	—	158,466	168,248
– US$	11,139	10,983	40,835
Unsecured bank borrowings are denominated in:
– Euro	475	—	—
– British Pound	35	25	13
	62,304	219,609	259,142

Shown as:
– current liabilities	741	176	50,232
– non-current liabilities	61,563	219,433	208,910
	62,304	219,609	259,142

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
The carrying amounts are repayable:
Within one year	741	176	50,232
Within a period of more than one year but no more than two years	302	50,321	30,210
Within a period of more than two years but no more than five years	51,003	159,046	168,863
More than five years	10,258	10,066	9,837
	62,304	219,609	259,142